Regulatory Matters - Regulatory Assets and Liabilities - Footnote (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 01, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Jan. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 01, 2020 MWac
Regulatory Liabilities [Line Items]
Capital expenditure shortfall refundable to customers (percent)			80.00%
Retroactive rate adjustment collection period			24 months
Regulatory asset, amortization period			26 years
Regulatory assets			$ 1,321,059		$ 1,327,683
Mountain View Fire
Regulatory Liabilities [Line Items]
Accrued estimated losses			172,300
Expected recoveries of insurance amount			116,000
Expenses of wildlife memerandum account			56,300
Insurance settlements receivable			$ 136,500
Empire Electric System - Missouri
Regulatory Liabilities [Line Items]
Securitization of qualified extraordinary costs affirmed	$ 290,383
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Regulatory asset, amortization period			20 years
Capitalized operating and maintenance costs, recovery rate, (percent)			2.43%
Regulatory assets			$ 178,412		124,517
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Asset retirement obligation						$ 21,283
Regulatory assets			108,531		326,418
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Regulatory assets			$ 51,819		68,822
Future service years of employees			10 years
Environmental costs
Regulatory Liabilities [Line Items]
Regulatory assets			$ 62,340		66,779
Environmental remediation, rate recovery period			7 years
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Regulatory assets			$ 40,492		37,214
Retired generating plant
Regulatory Liabilities [Line Items]
Regulatory assets			$ 14,586		183,732
Coal generation capacity (MW) | MWac							200
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period			5 years
Regulatory assets			$ 2,963		$ 4,932
Minimum | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Regulatory asset, amortization period			6 months
Minimum | Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period			3 years
Minimum | Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period			1 year
Minimum | Rate review costs
Regulatory Liabilities [Line Items]
Costs capitalized and amortized period			1 year
Maximum | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Regulatory asset, amortization period			24 months
Maximum | Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period			8 years
Maximum | Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period			10 years
Maximum | Rate review costs
Regulatory Liabilities [Line Items]
Costs capitalized and amortized period			5 years
Rate adjustment mechanism | Minimum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period			1 year
Rate adjustment mechanism | Maximum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period			5 years
Midwest Extreme Weather Event | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Issuance of securitized tariff bonds, authorized amount						221,646
Public utilities, incurred cost one-time net gain (loss)	$ 63,495
Public utilities, incurred cost one-time net gain (loss), net of tax		$ 48,452
Midwest Extreme Weather Event | Empire Electric
Regulatory Liabilities [Line Items]
Issuance of securitized bonds for qualified extraordinary costs				$ 301,463
Amortization expense			$ 15,939
Energy Transistion Costs | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Issuance of securitized tariff bonds, authorized amount						$ 140,774
Securitized Utility Tariff Bonds due January 1, 2035 | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Issuance of securitized tariff bonds, authorized amount				$ 180,500
Percentage of public utilities, issuance of securitized tariff bonds				0.04943
Securitized Utility Tariff Bonds due January 1, 2039 | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Issuance of securitized tariff bonds, authorized amount				$ 125,000
Percentage of public utilities, issuance of securitized tariff bonds				0.05091